Income Taxes - Schedule of Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance of unrecognized tax benefits	$ 167	$ 117	$ 105
Additions for current year tax positions	75	50	12
Ending balance (excluding interest and penalties)	242	167	117
Interest and penalties	8
Total	$ 250	$ 167	$ 117